SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Reconciliation of Weighted Average Shares (Details) - shares	3 Months Ended	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2017	Dec. 31, 2016
Weighted Average Number of Shares Outstanding Reconciliation [Abstract]
Basic weighted average common shares (in thousands) (in shares)		696,055,000	649,525,000
Effect of dilution:
Stock options (in shares)		0
Diluted weighted average common shares (in shares)	696,055,000	696,055,000	649,525,000